FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: December 31, 2006
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                              |_| is a restatement
                              |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Event Management LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel J. McNally
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

 /s/  Daniel J. McNally        St. Francis, Wisconsin          February 9, 2007
-----------------------       ------------------------        ------------------
      (Signature)                  (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        14

Form 13F Information Table Value Total:        $82,449 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:               None

                                General Holdings

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                                                                       Form 13F
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     Column 1                        Column 2   Column 3  Column 4        Column 5       Column 6    Column 7          Column 8
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     Name of                         Title of     CUSIP     Value   Shrs or   SH/  Put/ Investment    Other       Voting Authority
      Issuer                           Class              (X$1000)  Prn Amt   PRN  Call Discretion  Managers
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                                                                                                               Sole     Shared  None
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
AK STEEL HOLDING CORP                Common    001547108    $2,009  118,875   SH          Sole                 118,875
AT&T CORP                            Common    00206R102    $9,237  258,375   SH          Sole                 258,375
ALTRIA GROUP INC                     Common    02209S103   $15,295  178,222   SH          Sole                 178,222
ARAMARK CORP                         Common    038521100    $2,933   87,689   SH          Sole                  87,689
Aztar Corp                           Common    054802103    $1,018   18,700   SH          Sole                  18,700
CABLEVISION SYSTEMS CORP             Common    12686C109    $1,501   52,700   SH          Sole                  52,700
CIA SIDERURGICA NACL - SP ADR        Common    20440W105    $2,249   75,000   SH          Sole                  75,000
Exelon Corp                          Common    30161N101    $4,483   72,427   SH          Sole                  72,427
ISH MSCI BRAZIL                      Common    464286400    $9,370  200,000   SH          Sole                 200,000
ISH MSCI BRAZIL                      Option    464286900   $24,596  500,025        Call   Sole                 500,025
PRIDE INTERNATIONAL INC              Common    74153Q102    $1,313   43,750   SH          Sole                  43,750
Reckson Assoc Realty Corp            Common    75621K106      $697   15,292   SH          Sole                  15,292
TODCO - CL A                         Common    88889T107    $4,271  125,000   SH          Sole                 125,000
UNITED STATES STEEL CORP             Common    912909108    $3,478   47,550   SH          Sole                  47,550